The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 92 .8%
Aerospace — 1 .9%
32,000 Aerojet Rocketdyne Holdings Inc. † ..... $ 1,279,680
14,000 Allied Motion Technologies Inc. ....... 400,680
7,000 Avio SpA ....................... 63,047
15,100 Kaman Corp. .................... 421,743
1,000 L3Harris Technologies Inc. ........... 207,830
256,666 Rolls-Royce Holdings plc † ........... 199,431
2,572,411
Agriculture — 0 .3%
12,000 American Vanguard Corp. ........... 224,400
11,000 Limoneira Co. .................... 144,980
369,380
Automotive — 1 .2%
4,000 Daimler Truck Holding AG † .......... 91,537
4,100 Ferrari NV ...................... 758,500
118,800 Iveco Group NV † ................. 567,014
14,000 Traton SE ....................... 167,941
1,584,992
Automotive: Parts and Accessories — 2 .0%
50,013 Brembo SpA ..................... 416,385
98,000 Dana Inc. ....................... 1,120,140
15,000 Garrett Motion Inc. † ............... 84,750
2,000 Linamar Corp. ................... 77,909
34,000 Modine Manufacturing Co. † .......... 439,960
21,000 Uni-Select Inc. † .................. 554,588
2,693,732
Aviation: Parts and Services — 0 .7%
15,500 AAR Corp. † ..................... 555,210
1,000 Curtiss-Wright Corp. ............... 139,160
5,000 Ducommun Inc. † ................. 198,300
892,670
Broadcasting — 2 .9%
55,000 Beasley Broadcast Group Inc. , Cl. A † .... 59,400
3,000 Cogeco Inc. ..................... 119,666
205,000 Corus Entertainment Inc. , Cl. B ........ 350,237
239,000 Grupo Televisa SAB , ADR ............ 1,285,820
245,000 ITV plc ......................... 156,692
500 Liberty Broadband Corp. , Cl. A † ....... 37,300
103 Liberty Broadband Corp. , Cl. C † ....... 7,601
2,000 Liberty Media Corp.- Liberty SiriusXM ,
Cl. A † ........................ 76,140
188 Liberty Media Corp.- Liberty SiriusXM ,
Cl. C † ........................ 7,090
67,500 Sinclair Broadcast Group Inc. , Cl. A ..... 1,221,075
25,000 Sirius XM Holdings Inc. ............. 142,750
16,000 TEGNA Inc. ..................... 330,880
3,794,651
Shares
Market
Value
Building and Construction — 1 .1%
12,241 Arcosa Inc. ...................... $ 699,940
3,000 Bouygues SA .................... 78,943
1,000 Carrier Global Corp. ............... 35,560
12,000 IES Holdings Inc. † ................ 331,440
6,000 Johnson Controls International plc ..... 295,320
1,441,203
Business Services — 4 .6%
80,000 Diebold Nixdorf Inc. † .............. 195,200
43,000 Herc Holdings Inc. ................ 4,466,840
52,000 JCDecaux SA † ................... 615,119
13,500 Loomis AB ...................... 333,557
50,000 Rentokil Initial plc ................. 266,576
4,000 Ströeer SE & Co. KGaA ............. 151,790
6,029,082
Cable and Satellite — 1 .7%
2,900 Cogeco Communications Inc. ......... 151,387
30,000 Liberty Global plc , Cl. A † ............ 467,700
58,000 Liberty Global plc , Cl. C † ............ 957,000
15,000 Liberty Latin America Ltd. , Cl. C † ...... 92,250
51,000 Megacable Holdings SAB de CV ....... 102,737
5,000 Shaw Communications Inc. , Cl. B ...... 121,600
34,000 WideOpenWest Inc. † ............... 417,180
2,309,854
Computer Software and Services — 0 .7%
8,000 AVEVA Group plc ................. 280,656
30,000 CareCloud Inc. † .................. 125,400
5,000 Donnelley Financial Solutions Inc. † ..... 184,850
7,000 PAR Technology Corp. † ............. 206,710
1,500 Twitter Inc. † ..................... 65,760
863,376
Consumer Products — 7 .5%
10,000 BellRing Brands Inc. † .............. 206,100
27,000 Edgewell Personal Care Co. .......... 1,009,800
28,500 Energizer Holdings Inc. ............. 716,490
5,500 Essity AB , Cl. B ................... 109,429
13,000 Hunter Douglas NV † ............... 2,227,066
300 L'Oreal SA ...................... 97,098
12,000 Marine Products Corp. ............. 101,520
15,000 Mattel Inc. † ..................... 284,100
9,000 Nintendo Co. Ltd. , ADR ............. 458,730
5,000 Salvatore Ferragamo SpA ............ 70,858
38,000 Scandinavian Tobacco Group A/S ...... 553,483
6,000 Shiseido Co. Ltd. ................. 209,604
4,500 Spectrum Brands Holdings Inc. ....... 175,635
365,000 Swedish Match AB ................ 3,617,883
9,837,796
Consumer Services — 0 .9%
3,000 Allegion plc ..................... 269,040

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Consumer Services (Continued)
11,500 Ashtead Group plc ................ $ 524,656
500 Boyd Group Services Inc. ............ 62,964
350 Cie de L'Odet SE .................. 395,156
1,251,816
Diversified Industrial — 7 .2%
100,400 Ampco-Pittsburgh Corp. † ........... 369,472
34,700 Ardagh Group SA ................. 419,870
7,000 AZZ Inc. ........................ 255,570
3,000 Crane Holdings Co. ................ 262,620
23,800 EnPro Industries Inc. ............... 2,022,524
38,000 Greif Inc. , Cl. A ................... 2,263,660
24,000 Griffon Corp. .................... 708,480
700 Haynes International Inc. ............ 24,584
8,000 Jardine Matheson Holdings Ltd. ....... 405,120
2,400 Moog Inc. , Cl. A .................. 168,840
26,000 Myers Industries Inc. .............. 428,220
5,000 Smiths Group plc ................. 84,299
22,000 Steel Partners Holdings LP † .......... 913,000
7,500 Sulzer AG ....................... 435,163
40,000 Toray Industries Inc. ............... 196,725
26,000 Tredegar Corp. ................... 245,440
12,000 Trinity Industries Inc. ............... 256,200
10,000 Wartsila OYJ Abp ................. 64,507
9,524,294
Educational Services — 0 .1%
15,000 Universal Technical Institute Inc. † ...... 81,600
Electronics — 2 .3%
7,500 Flex Ltd. † ....................... 124,950
30,000 Mirion Technologies Inc. † ........... 224,100
20,000 Resideo Technologies Inc. † .......... 381,200
37,000 Sony Group Corp. , ADR ............. 2,369,850
3,100,100
Energy and Utilities: Alternative Energy — 0 .1%
2,000 NextEra Energy Partners LP .......... 144,620
Energy and Utilities: Electric — 1 .0%
31,200 Algonquin Power & Utilities Corp. ...... 340,832
7,500 Fortis Inc. ...................... 284,938
14,000 PNM Resources Inc. ............... 640,220
1,265,990
Energy and Utilities: Integrated — 1 .2%
14,000 Avista Corp. ..................... 518,700
3,500 Emera Inc. ...................... 141,611
15,500 Hawaiian Electric Industries Inc. ....... 537,230
100,000 Hera SpA ....................... 214,239
Shares
Market
Value
12,000 Siemens Gamesa Renewable Energy SA † $ 210,809
1,622,589
Energy and Utilities: Natural Gas — 1 .2%
24,000 National Fuel Gas Co. .............. 1,477,200
1,200 Southwest Gas Holdings Inc. ......... 83,700
1,560,900
Energy and Utilities: Services — 0 .6%
42,000 Dril-Quip Inc. † ................... 819,840
12,500 Pineapple Energy Inc. .............. 10,866
830,706
Energy and Utilities: Water — 2 .1%
70,000 Beijing Enterprises Water Group Ltd. .... 16,141
1,400 Consolidated Water Co. Ltd. .......... 21,532
17,000 Mueller Water Products Inc. , Cl. A ..... 174,590
90,000 Primo Water Corp. ................ 1,129,500
55,000 Severn Trent plc .................. 1,446,211
2,787,974
Entertainment — 5 .9%
35,000 Borussia Dortmund GmbH & Co. KGaA † . 114,156
223,000 Entain plc ....................... 2,704,038
9,000 GAN Ltd. † ...................... 19,980
10,000 Golden Entertainment Inc. † .......... 348,900
12,000 IMAX Corp. † .................... 169,440
30,000 Liberty Media Corp.- Liberty Braves , Cl. A † 844,500
26,011 Liberty Media Corp.- Liberty Braves , Cl. C † 715,303
3,600 Madison Square Garden Entertainment
Corp. † ....................... 158,724
4,400 Madison Square Garden Sports Corp. † .. 601,304
6,000 Manchester United plc , Cl. A ......... 79,620
20,000 Paramount Global , Cl. A ............. 430,800
10,000 Turtle Beach Corp. † ................ 68,200
13,500 Ubisoft Entertainment SA † ........... 374,693
9,000 Universal Music Group NV ........... 170,464
89,000 Vivendi SE ...................... 695,353
20,000 Warner Bros Discovery Inc. † ......... 230,000
7,725,475
Environmental Services — 1 .1%
18,000 Renewi plc † ..................... 113,553
6,000 Stericycle Inc. † ................... 252,660
20,000 TOMRA Systems ASA .............. 353,364
5,000 Waste Connections Inc. ............. 675,650
1,395,227
Equipment and Supplies — 4 .2%
1,700 A.O. Smith Corp. .................. 82,586
25,000 Commercial Vehicle Group Inc. † ....... 112,500
26,000 Flowserve Corp. .................. 631,800
11,500 Graco Inc. ...................... 689,425
18,000 Interpump Group SpA .............. 589,559
35,500 Mueller Industries Inc. .............. 2,110,120

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Equipment and Supplies (Continued)
2,700 Snap-on Inc. .................... $ 543,645
6,200 Watts Water Technologies Inc. , Cl. A .... 779,526
5,539,161
Financial Services — 3 .6%
1,250 Credit Acceptance Corp. † ............ 547,500
5,000 EXOR NV † ...................... 320,869
53,000 FinecoBank Banca Fineco SpA ........ 661,490
36,000 Flushing Financial Corp. ............. 697,320
155,000 GAM Holding AG † ................. 144,522
1,000 Groupe Bruxelles Lambert NV ........ 70,446
11,000 I3 Verticals Inc. , Cl. A † ............. 220,330
8,000 Janus Henderson Group plc .......... 162,480
24,500 Kinnevik AB , Cl. A † ................ 327,619
29,500 Kinnevik AB , Cl. B † ................ 392,353
25,000 Post Holdings Partnering Corp. † ....... 248,375
1,600 PROG Holdings Inc. † .............. 23,968
70,000 Resona Holdings Inc. .............. 255,372
19,000 Synovus Financial Corp. ............ 712,690
4,785,334
Food and Beverage — 13 .8%
7,000 Britvic plc ...................... 56,079
1,000 Campbell Soup Co. ................ 47,120
280 Chocoladefabriken Lindt & Spruengli AG . 2,712,881
42,000 Chr. Hansen Holding A/S ............ 2,074,949
28,000 ChromaDex Corp. † ................ 34,440
3,000 Coca-Cola HBC AG ................ 63,442
120,000 Davide Campari-Milano NV .......... 1,071,626
1,400 Diageo plc , ADR .................. 237,734
2,000 Fevertree Drinks plc ............... 18,702
9,000 Fomento Economico Mexicano SAB de CV ,
ADR ......................... 564,750
1,000 Heineken Holding NV ............... 69,093
500 International Flavors & Fragrances Inc. .. 45,415
39,000 ITO EN Ltd. ..................... 1,579,078
13,000 Kameda Seika Co. Ltd. .............. 412,285
10,000 Kerry Group plc , Cl. A .............. 891,649
39,000 Kikkoman Corp. .................. 2,209,632
7,500 Luckin Coffee Inc. , ADR † ............ 123,750
99,000 Maple Leaf Foods Inc. .............. 1,479,249
105,000 Nissin Foods Co. Ltd. .............. 81,997
25,000 Nomad Foods Ltd. † ................ 355,000
5,000 Post Holdings Inc. † ................ 409,550
190,000 Premier Foods plc ................. 202,174
8,500 Remy Cointreau SA ................ 1,423,670
1,800 Symrise AG ..................... 177,203
12,000 The Hain Celestial Group Inc. † ........ 202,560
9,000 Treasury Wine Estates Ltd. ........... 72,364
40,000 Tsingtao Brewery Co. Ltd. , Cl. H ....... 379,380
215,000 Vitasoy International Holdings Ltd. † .... 267,598
Shares
Market
Value
16,000 Yakult Honsha Co. Ltd. ............. $ 929,731
18,193,101
Health Care — 6 .1%
10,000 1Life Healthcare Inc. † .............. 171,500
15,000 Aurinia Pharmaceuticals Inc. † ........ 112,800
18,237 Avantor Inc. † .................... 357,445
11,000 Bausch + Lomb Corp. † ............. 168,740
41,000 Bausch Health Cos. Inc. † ............ 282,490
600 Bio-Rad Laboratories Inc. , Cl. A † ...... 250,284
150 Bio-Rad Laboratories Inc. , Cl. B † ...... 56,787
2,000 Cardiovascular Systems Inc. † ........ 27,720
5,000 CareDx Inc. † .................... 85,100
2,500 Catalent Inc. † .................... 180,900
500 Charles River Laboratories International
Inc. † ........................ 98,400
600 Chemed Corp. ................... 261,936
8,000 Clovis Oncology Inc. † .............. 9,520
11,500 Cutera Inc. † ..................... 524,400
3,000 DaVita Inc. † ..................... 248,310
10,000 DENTSPLY SIRONA Inc. ............ 283,500
8,000 Endo International plc † ............. 774
13,000 Evolent Health Inc. , Cl. A † ........... 467,090
1,000 Gerresheimer AG ................. 49,296
5,000 Halozyme Therapeutics Inc. † ......... 197,700
1,000 Harmony Biosciences Holdings Inc. † ... 44,290
6,000 Henry Schein Inc. † ................ 394,620
1,750 ICU Medical Inc. † ................. 263,550
5,000 Idorsia Ltd. † ..................... 65,167
20,000 InfuSystem Holdings Inc. † ........... 139,800
7,500 Integer Holdings Corp. † ............. 466,725
4,000 Medmix AG ..................... 70,011
13,000 Option Care Health Inc. † ............ 409,110
33,000 Patterson Cos. Inc. ................ 792,660
22,500 Perrigo Co. plc ................... 802,350
700 STERIS plc ...................... 116,396
4,500 SurModics Inc. † .................. 136,800
2,200 Teladoc Health Inc. † ............... 55,770
7,000 Tenet Healthcare Corp. † ............. 361,060
400 The Cooper Companies Inc. .......... 105,560
8,058,561
Hotels and Gaming — 2 .5%
3,000 Caesars Entertainment Inc. † .......... 96,780
901 Flutter Entertainment plc † ........... 99,978
24,000 Full House Resorts Inc. † ............ 134,880
40,000 International Game Technology plc ..... 632,000
706,250 Mandarin Oriental International Ltd. † ... 1,327,750
9,000 MGM Resorts International .......... 267,480
300,000 The Hongkong & Shanghai Hotels Ltd. † . 259,884
3,000 The Marcus Corp. ................. 41,670

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Hotels and Gaming (Continued)
6,000 Wynn Resorts Ltd. † ............... $ 378,180
3,238,602
Machinery — 4 .7%
21,000 Astec Industries Inc. ............... 654,990
165,000 CNH Industrial NV, Borsa Italiana ...... 1,880,667
259,000 CNH Industrial NV, New York ......... 2,893,030
13,000 Twin Disc Inc. † ................... 149,110
7,500 Xylem Inc. ...................... 655,200
6,232,997
Manufactured Housing and Recreational Vehicles — 0 .4%
2,600 Cavco Industries Inc. † .............. 534,976
Metals and Mining — 0 .8%
2,000 ATI Inc. † ....................... 53,220
25,000 Cameco Corp. .................... 662,750
180,000 Sierra Metals Inc. ................. 89,019
4,500 TimkenSteel Corp. † ................ 67,455
5,800 Wheaton Precious Metals Corp. ....... 187,688
1,060,132
Publishing — 0 .7%
1,400 Graham Holdings Co. , Cl. B .......... 753,172
10,000 The E.W. Scripps Co. , Cl. A † .......... 112,700
865,872
Real Estate — 0 .7%
11,000 Indus Realty Trust Inc. , REIT ......... 576,070
20,000 Starwood Property Trust Inc. , REIT ..... 364,400
37,629 Trinity Place Holdings Inc. † .......... 33,204
973,674
Retail — 2 .0%
5,000 AutoNation Inc. † .................. 509,350
600 Biglari Holdings Inc. , Cl. A † .......... 353,253
10,000 Camping World Holdings Inc. , Cl. A .... 253,200
200 Casey's General Stores Inc. .......... 40,504
2,000 Fnac Darty ...................... 55,667
4,186 Hertz Global Holdings Inc. † .......... 68,148
361 Hertz Global Holdings Inc., New York † .. 5,877
7,500 MarineMax Inc. † .................. 223,425
5,500 Movado Group Inc. ................ 154,990
1,500 Penske Automotive Group Inc. ........ 147,645
10,000 PetIQ Inc. † ...................... 69,000
20,000 Pets at Home Group plc ............. 58,954
40,000 Qurate Retail Inc. , Cl. A ............. 80,400
8,000 Rush Enterprises Inc. , Cl. B .......... 383,280
250,000 Sun Art Retail Group Ltd. ............ 53,505
3,000 TravelCenters of America Inc. † ........ 161,790
2,618,988
Shares
Market
Value
Specialty Chemicals — 2 .3%
7,500 Ashland Inc. ..................... $ 712,275
55,000 Element Solutions Inc. .............. 894,850
4,000 H.B. Fuller Co. ................... 240,400
16,047 Huntsman Corp. .................. 393,793
4,000 Perimeter Solutions SA † ............ 32,040
14,000 SGL Carbon SE † .................. 82,324
6,000 T. Hasegawa Co. Ltd. ............... 124,370
2,000 Takasago International Corp. ......... 36,579
700 Treatt plc ....................... 4,611
22,000 Valvoline Inc. .................... 557,480
3,078,722
Telecommunications — 0 .7%
5,000 Gogo Inc. † ...................... 60,600
6,000 Hellenic Telecommunications Organization
SA , ADR ...................... 42,030
100,000 Pharol SGPS SA † ................. 6,184
33,000 Telekom Austria AG ................ 191,139
21,000 Telesat Corp. † ................... 164,010
45,000 Vodafone Group plc , ADR ........... 509,850
973,813
Transportation — 1 .4%
2,000 Atlas Air Worldwide Holdings Inc. † ..... 191,140
60,000 Bollore SE ...................... 277,668
22,000 Fortress Transportation and Infrastructure
Investors LLC , Cl. A .............. 329,890
22,000 FTAI Infrastructure Inc. † ............ 52,800
12,500 GATX Corp. ..................... 1,064,375
1,915,873
Wireless Communications — 0 .6%
31,919 Millicom International Cellular SA , SDR † . 368,872
16,000 United States Cellular Corp. † ......... 416,480
785,352
TOTAL COMMON STOCKS ........... 122,535,596
PREFERRED STOCKS — 0 .2%
Health Care — 0 .2%
10,000 XOMA Corp. , Ser. A , 8.625% ......... 243,000
Retail — 0.0%
450 Qurate Retail Inc. , 8.000% , 03/15/31 .... 20,493
TOTAL PREFERRED STOCKS ......... 263,493
CONVERTIBLE PREFERRED STOCKS — 0 .1%
Automotive: Parts and Accessories — 0 .1%
21,734 Garrett Motion Inc. , Ser. A ,
11.000% ..................... 154,529

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
RIGHTS — 0 .1%
Energy and Utilities: Services — 0 .1%
13,750 Pineapple Energy Inc. , CVR † ......... $ 48,537
Health Care — 0.0%
45,000 Achillion Pharmaceuticals Inc. , CVR † ... 22,500
1,500 Tobira Therapeutics Inc. , CVR † (a) ...... 0
22,500
TOTAL RIGHTS ................... 71,037
WARRANTS — 0.0%
Diversified Industrial — 0.0%
64,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † 17,267
Energy and Utilities: Services — 0.0%
539 Weatherford International plc , expire
12/13/23 † ..................... 90
TOTAL WARRANTS ................ 17,357
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 6 .8%
$ 8,975,000 U.S. Treasury Bills,
1.593 % to 3.271% †† , 12/01/22 to
12/29/22 ...................... 8,926,546
TOTAL INVESTMENTS — 100 .0% .....
(Cost $ 125,553,721 ) ............. $ 131,968,558
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
United States ........................ 54 .8% $ 72,314,521
Europe .............................. 30 .8 40,670,326
Japan ............................... 6 .6 8,781,955
Canada .............................. 4 .0 5,239,428
Asia/Pacific ......................... 2 .3 2,987,489
Latin America ....................... 1 .5 1,974,839
Total Investments ................... 100.0% $ 131,968,558